UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: January 31, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
JANUARY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 27.9%
	Face Amount	Value
CONSUMER DISCRETIONARY — 2.2%
DIRECTV Holdings
3.950%, 01/15/25	$300,000	$296,027
Dollar General
3.250%, 04/15/23	300,000	292,344
Ford Motor Credit
5.875%, 08/02/21	300,000	331,175

		919,546

CONSUMER STAPLES — 2.9%
Anheuser-Busch InBev Finance
4.900%, 02/01/46	300,000	310,672
Kraft Foods Group
5.000%, 06/04/42	300,000	305,929
Mead Johnson Nutrition
4.125%, 11/15/25	300,000	307,546
Walgreens Boots Alliance
2.700%, 11/18/19	300,000	302,502

		1,226,649

ENERGY — 1.8%
Anadarko Petroleum
5.950%, 09/15/16	300,000	304,509
Enterprise Products Operating
2.550%, 10/15/19	300,000	287,055
Helmerich & Payne International Drilling
4.650%, 03/15/25	200,000	190,710

		782,274

FINANCIALS — 11.5%
Ares Capital
4.875%, 11/30/18	500,000	515,497
Bank of America MTN
4.000%, 01/22/25	300,000	293,184
Crown Castle Towers
3.222%, 05/15/22(A)	300,000	297,000
Goldman Sachs Group
3.500%, 01/23/25	300,000	295,709
Huntington National Bank
2.200%, 11/06/18	300,000	300,514
JPMorgan Chase
7.900%, 04/29/49(B)	300,000	302,813
Morgan Stanley MTN
4.875%, 11/01/22	300,000	319,068
National Retail Properties
3.900%, 06/15/24‡	300,000	301,762
PNC Bank
1.800%, 11/05/18	300,000	300,047
Roman Catholic Church of the Diocese of Phoenix
2.500%, 06/01/18	300,000	302,144

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
TIAA Asset Management Finance
4.125%, 11/01/24(A)	$1,000,000	$1,019,482
Vornado Realty
5.000%, 01/15/22‡	300,000	324,915
Wells Fargo
7.980%, 03/15/18(B)	300,000	313,499

		4,885,634

INDUSTRIALS —3.3%
Air Lease
5.625%, 04/01/17	250,000	258,375
American Airlines Pass-Through
Trust, Ser 2015-1
3.700%, 05/01/23	575,446	553,867
Burlington Northern Santa Fe
3.450%, 09/15/21	300,000	310,236
Transurban Finance
4.125%, 02/02/26(A)	300,000	300,650

		1,423,128

INFORMATION TECHNOLOGY — 0.7%
HP
4.650%, 12/09/21	300,000	304,575

MATERIALS — 2.8%
Alcoa
5.550%, 02/01/17	300,000	305,479
Mosaic
4.250%, 11/15/23	300,000	290,956
Nucor
4.000%, 08/01/23	300,000	292,969
Rio Tinto Finance USA
2.250%, 12/14/18	300,000	290,939

		1,180,343

TELECOMMUNICATION SERVICES — 2.0%
Rogers Communications
4.100%, 10/01/23	300,000	315,589
Unison Ground Lease Funding
2.981%, 03/15/20(A)	200,000	201,555
Verizon Communications
3.650%, 09/14/18	300,000	313,989

		831,133

UTILITIES — 0.7%
AEP Texas Central
3.850%, 10/01/25(A)	300,000	304,844

Total Corporate Obligations
(Cost $12,138,290)		11,858,126

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 23.9%
FHLMC
3.500%, 11/01/44	1,848,248	1,933,574

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
JANUARY 31, 2016 (Unaudited)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
	Face Amount	Value
3.000%, 02/01/45	$1,416,187	$1,444,030
2.500%, 02/01/30	901,926	923,201
FNMA
4.500%, 02/01/41	2,027,373	2,210,036
4.000%, 03/01/35	822,700	882,437
4.000%, 01/01/42	1,458,640	1,563,542
GNMA, Ser 2011-143, Cl AB
3.870%, 03/16/33(B)	215,851	216,611
GNMA, Ser 2015-78, Cl A
2.918%, 06/16/40	982,283	1,009,961

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $10,151,020)		10,183,392

U.S. TREASURY OBLIGATIONS — 18.2%
U.S. Treasury Bonds
4.625%, 02/15/40	1,000,000	1,362,578
4.500%, 02/15/36	250,000	334,785
3.750%, 08/15/41	1,350,000	1,625,431
3.000%, 05/15/45	600,000	628,828
U.S. Treasury Notes
2.625%, 11/15/20	1,000,000	1,058,438
2.125%, 02/29/16	1,700,000	1,702,059
0.750%, 04/15/18	1,050,000	1,047,539

Total U.S. Treasury Obligations (Cost $7,739,060)		7,759,658

ASSET-BACKED SECURITIES — 14.9%
CNH Equipment Trust, Ser 2015-B, Cl B
2.230%, 10/17/22	450,000	453,613
Cronos Containers Program, Ser 2013-1A, Cl A
3.080%, 04/18/28(A)	90,625	89,575
Diamond Head Aviation, Ser 2015-1, Cl A
3.810%, 07/14/28(A)	362,916	360,266
Domino’s Pizza Master Issuer, Ser 2012-1A, Cl A2
5.216%, 01/25/42(A)	208,572	214,193
ECAF, Ser 2015-1A, Cl A1
3.473%, 06/15/40(A)	381,415	378,077
John Deere Owner Trust, Ser 2015-B, Cl A4
1.780%, 06/15/22	500,000	500,072
Nissan Auto Lease Trust, Ser 2014-B, Cl A4
1.290%, 03/16/20	400,000	399,152
SBA Small Business Investment, Ser 2015-10A, Cl 1
2.517%, 03/10/25	991,765	1,011,333
Sierra Timeshare Receivables Funding, Ser 2013-3A, Cl B
2.700%, 10/20/30(A)	280,820	281,475
Spirit Master Funding, Ser 2014-1A, Cl A1
5.050%, 07/20/40(A)	314,683	322,550

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
United States Small Business Administration, Ser 2015-20E, Cl 1
2.770%, 05/01/35	$978,807	$985,991
United States Small Business Administration, Ser 2015-20D, Cl 1
2.510%, 04/01/35	979,654	986,818
Wendys Funding, Ser 2015-1A, Cl A2I
3.371%, 06/15/45(A)	374,063	369,387

Total Asset-Backed Securities (Cost $6,338,431)		6,352,502

MORTGAGE-BACKED SECURITIES — 10.1%
Citigroup Commercial Mortgage Trust, Ser 2013-GC15, Cl A3
4.095%, 09/10/46	400,000	435,553
COMM Mortgage Trust, Ser 2014-UBS4, Cl AM
3.968%, 08/10/47	400,000	407,278
GS Mortgage Securities Trust, Ser 2011-GC3, Cl A3
4.473%, 03/10/44(A)	165,159	165,287
JPMorgan Trust, Ser 2015-3, Cl A5
3.500%, 05/25/45(A),(B)	433,618	443,103
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C13, Cl A2
2.936%, 11/15/46	400,000	411,751
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C14, Cl A2
2.916%, 02/15/47	400,000	411,524
Morgan Stanley Capital I Trust, Ser 2011-C3, Cl A4
4.118%, 07/15/49	500,000	540,524
Sequoia Mortgage Trust, Ser 2015-3, Cl A4
3.500%, 07/25/45(A),(B)	325,463	330,312
Sequoia Mortgage Trust, Ser 2015-4, Cl A1
3.000%, 11/25/30(A),(B)	486,863	496,742
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl B
4.928%, 06/15/45(B)	625,000	667,269

Total Mortgage-Backed Securities (Cost $4,350,418)		4,309,343

U.S. GOVERNMENT AGENCY OBLIGATION — 2.4%
FHLMC
1.000%, 03/08/17	1,000,000	1,002,739

Total U.S. Government Agency Obligation (Cost $1,002,862)		1,002,739

Total Investments — 97.4% (Cost $41,720,081)@		$41,465,760

Percentages based on Net Assets of $42,569,625.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
JANUARY 31, 2016 (Unaudited)

(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. These securities have been determined to be liquid under the guidelines established by the Board of Trustees.

(B)	Floating rate security — The rate reported is the rate in effect on January 31, 2016.

‡	Real Estate Investment Trust.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

MTN — Medium Term Note

Ser — Series

As of January 31, 2016, all of the Fund’s investments were considered Level 2 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2016, there was a transfer between Level 2 and Level 3 assets and liabilities due to changes in the availability of observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of the period.

@ At January 31, 2016, the tax basis cost of the Fund’s investments was $41,720,081, and the unrealized appreciation and depreciation were $175,412 and $(429,733), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

KOC-QH-001-0200

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION BOND FUND
JANUARY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
U.S. TREASURY OBLIGATIONS — 30.1%
	Face Amount	Value
U.S. Treasury Notes
2.750%, 12/31/17	$2,000,000	$2,073,671
2.250%, 11/30/17	500,000	513,086
1.000%, 12/15/17	2,000,000	2,007,889
1.000%, 02/15/18	2,000,000	2,007,032
0.875%, 01/15/18	1,200,000	1,201,594
0.875%, 01/31/18	1,250,000	1,251,514
0.750%, 10/31/17	1,500,000	1,499,238
0.750%, 04/15/18	1,850,000	1,845,664

Total U.S. Treasury Obligations (Cost $12,342,837)		12,399,688

CORPORATE OBLIGATIONS — 29.7%
CONSUMER DISCRETIONARY — 1.2%
DIRECTV Holdings
2.400%, 03/15/17	250,000	252,517
Ford Motor Credit
3.000%, 06/12/17	250,000	252,061

		504,578

CONSUMER STAPLES — 4.4%
Anheuser-Busch InBev Finance
1.900%, 02/01/19	250,000	250,461
Campbell Soup
3.050%, 07/15/17	250,000	255,972
Coca-Cola Enterprises
2.000%, 08/19/16	250,000	251,097
CVS Health
5.750%, 06/01/17	250,000	264,088
General Mills
1.400%, 10/20/17	250,000	250,002
Kraft Heinz Foods
2.000%, 07/02/18(A)	300,000	299,737
Tyson Foods
6.600%, 04/01/16	250,000	252,309

		1,823,666

ENERGY — 3.1%
Anadarko Petroleum
6.375%, 09/15/17	500,000	505,031
Canadian Natural Resources
5.700%, 05/15/17	250,000	247,840
Chevron
1.344%, 11/09/17	250,000	249,386
Columbia Pipeline Group
2.450%, 06/01/18(A)	300,000	291,183

		1,293,440

FINANCIALS — 11.2%
American Tower
4.500%, 01/15/18‡	250,000	260,762

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Ares Capital
4.875%, 11/30/18	$500,000	$515,497
Bank of America
6.050%, 05/16/16	250,000	253,474
Bank of Nova Scotia
1.375%, 12/18/17	250,000	249,777
Camden Property Trust
5.700%, 05/15/17‡	250,000	261,927
Citigroup
1.850%, 11/24/17	250,000	249,866
Credit Suisse New York MTN
1.750%, 01/29/18	250,000	249,744
Discover Bank
2.600%, 11/13/18	400,000	400,568
Goldman Sachs Group
5.950%, 01/18/18	250,000	268,341
Huntington National Bank
2.200%, 11/06/18	300,000	300,514
JPMorgan Chase MTN
1.350%, 02/15/17	250,000	249,975
Morgan Stanley
1.875%, 01/05/18	250,000	249,116
PNC Bank
1.800%, 11/05/18	300,000	300,047
Roman Catholic Church of the Diocese of Phoenix
2.500%, 06/01/18	300,000	302,144
Wells Fargo MTN
1.501%, 07/22/20(B)	500,000	497,486

		4,609,238

HEALTH CARE — 0.6%
Amgen
2.125%, 05/15/17	250,000	252,046

INDUSTRIALS — 1.4%
Air Lease
5.625%, 04/01/17	250,000	258,375
Aviation Capital Group
3.875%, 09/27/16(A)	300,000	302,908

		561,283

MATERIALS — 1.0%
Eastman Chemical
2.400%, 06/01/17	250,000	251,464
Glencore Finance Canada
2.700%, 10/25/17(A)	200,000	179,490

		430,954

TELECOMMUNICATION SERVICES — 3.6%
AT&T
1.400%, 12/01/17	550,000	547,863
Unison Ground Lease Funding
2.981%, 03/15/20(A)	400,000	403,110

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION BOND FUND
JANUARY 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
TELECOMMUNICATION SERVICES — continued
Verizon Communications
2.500%, 09/15/16	$250,000	$251,968
Vodafone Group
5.625%, 02/27/17	250,000	260,848

		1,463,789

UTILITIES — 3.2%
Dayton Power & Light
1.875%, 09/15/16	250,000	250,503
Dominion Resources
1.950%, 08/15/16	250,000	251,082
Duke Energy
1.625%, 08/15/17	250,000	249,432
Exelon
1.550%, 06/09/17	300,000	299,292
NextEra Energy Capital Holdings
1.586%, 06/01/17	250,000	249,542

		1,299,851

Total Corporate Obligations (Cost $12,330,514)		12,238,845

ASSET-BACKED SECURITIES — 16.9%
CarMax Auto Owner Trust, Ser 2014-1, Cl A3
0.790%, 10/15/18	206,194	205,871
CarMax Auto Owner Trust, Ser 2014-2, Cl C
2.080%, 01/15/20	400,000	401,778
Chase Issuance Trust, Ser 2014-A1, Cl A1
1.150%, 01/15/19	400,000	400,685
Citibank Credit Card Issuance Trust, Ser 2008-A1, Cl A1
5.350%, 02/07/20	225,000	243,066
Citibank Credit Card Issuance Trust, Ser 2013-A3, Cl A3
1.110%, 07/23/18	375,000	375,456
CNH Equipment Trust, Ser 2015-B, Cl B
2.230%, 10/17/22	300,000	302,408
Cronos Containers Program, Ser 2013-1A, Cl A
3.080%, 04/18/28(A)	90,625	89,575
Diamond Head Aviation, Ser 2015-1, Cl A
3.810%, 07/14/28(A)	362,916	360,266
Discover Card Execution Note Trust, Ser 2013-A2, Cl A2
0.690%, 08/15/18	350,000	350,001
Domino’s Pizza Master Issuer, Ser 2012-1A, Cl A2
5.216%, 01/25/42(A)	297,960	305,990
ECAF, Ser 2015-1A, Cl A1
3.473%, 06/15/40(A)	286,061	283,558

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Ford Credit Auto Owner Trust, Ser 2012-C, Cl C
1.690%, 04/15/18	$375,000	$375,889
Ford Credit Auto Owner Trust, Ser 2014-B, Cl A3
0.900%, 10/15/18	453,913	453,778
John Deere Owner Trust, Ser 2015- B, Cl A4
1.780%, 06/15/22	500,000	500,072
Nissan Auto Lease Trust, Ser 2014- B, Cl A4
1.290%, 03/16/20	375,000	374,205
Sierra Timeshare Receivables Funding, Ser 2013-3A, Cl B
2.700%, 10/20/30(A)	280,820	281,475
Spirit Master Funding, Ser 2014-1A, Cl A1
5.050%, 07/20/40(A)	315,007	322,882
TAL Advantage, Ser 2013-1A, Cl A
2.830%, 02/22/38(A)	354,167	345,791
TCF Auto Receivables Owner Trust, Ser 2015-1A, Cl B
2.490%, 04/15/21(A)	400,000	406,380
Wendys Funding, Ser 2015-1A, Cl A2I
3.371%, 06/15/45(A)	374,063	369,387
World Omni Auto Receivables Trust, Ser 2013-B, Cl A3
0.830%, 08/15/18	211,649	211,352

Total Asset-Backed Securities (Cost $6,984,244)		6,959,865

MORTGAGE-BACKED SECURITIES — 10.3%
Citigroup Commercial Mortgage Trust, Ser 2014-GC23, Cl A1
1.392%, 07/10/47	309,318	307,523
Commercial Mortgage Trust, Ser 2012-CR2, Cl A2
2.025%, 08/15/45	355,478	356,959
FREMF Mortgage Trust, Ser 2011- K703, Cl B
5.045%, 07/25/44(A),(B)	380,000	398,441
GS Mortgage Securities Trust, Ser 2010-C2, Cl A1
3.849%, 12/10/43(A)	41,466	42,965
GS Mortgage Securities Trust, Ser 2011-GC3, Cl A3
4.473%, 03/10/44(A)	144,514	144,626
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C1, Cl A2
4.608%, 06/15/43(A)	375,000	387,569
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C4, Cl A3
4.106%, 07/15/46(A)	375,000	391,724

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION BOND FUND
JANUARY 31, 2016 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C16, Cl A1
1.223%, 12/15/46	$105,748	$105,159
JPMorgan Trust, Ser 2015-3, Cl A5
3.500%, 05/25/45(A),(B)	433,618	443,103
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C13, Cl A2
2.936%, 11/15/46	267,000	274,844
Morgan Stanley Capital, Ser C1, Cl A2
3.884%, 09/15/47(A)	21,727	21,716
Sequoia Mortgage Trust, Ser 2015-3, Cl A4
3.500%, 07/25/45(A),(B)	325,463	330,312
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A2
2.113%, 05/10/63	390,000	392,144
UBS-Citigroup Commercial Mortgage Trust, Ser 2011-C1, Cl A1
1.524%, 01/10/45	140,280	140,354
WFRBS Commercial Mortgage Trust, Ser 2011-C3, Cl A2
3.240%, 03/15/44(A)	95,247	95,249
WFRBS Commercial Mortgage Trust, Ser 2013-C18, Cl A1
1.191%, 12/15/46	100,517	100,124
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl A1
1.413%, 08/15/47	304,999	304,308

Total Mortgage-Backed Securities (Cost $4,277,002)		4,237,120

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.4%
FHLB
4.750%, 12/16/16	1,000,000	1,035,649
0.625%, 11/23/16	1,000,000	999,756
FHLMC
0.750%, 01/12/18	1,000,000	997,943

Total U.S. Government Agency Obligations (Cost $3,029,075)		3,033,348

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 3.0%
GNMA, Ser 2011-143, Cl AB
3.870%, 03/16/33(B)	215,851	216,611
GNMA, Ser 2015-78, Cl A
2.918%, 06/16/40	982,283	1,009,961

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $1,231,752)		1,226,572

MUNICIPAL BOND — 0.7%
	Face Amount	Value
Oregon State Facilities Authority, Ser B
2.100%, 04/01/17	$300,000	$300,579

Total Municipal Bond (Cost $300,000)		300,579

Total Investments — 98.1% (Cost $40,495,424)@		$40,396,017

Percentages based on Net Assets of $41,173,049

(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. These securities have been determined to be liquid under the guidelines established by the Board of Trustees.

(B)	Floating rate security — The rate reported is the rate in effect on January 31, 2016.

‡	Real Estate Investment Trust.

Cl — Class

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

GNMA — Government National Mortgage Association

MTN — Medium Term Note

Ser — Series

As of January 31, 2016, all of the Fund’s investments were considered Level 2 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2016, there was a transfer between Level 2 and Level 3 assets and liabilities due to changes in the availability of observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of the period.

@ At January 31, 2016, the tax basis cost of the Fund’s investments was $40,495,424, and the unrealized appreciation and depreciation were $88,814 and $(188,221), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

KOC-QH-002-0200

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP GROWTH FUND
JANUARY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.2%†
	Shares	Value
CONSUMER DISCRETIONARY — 20.0%
Amazon.com *	1,225	$719,075
Comcast, Cl A	9,200	512,532
Darden Restaurants	3,175	200,216
G-III Apparel Group *	2,850	140,676
Goodyear Tire & Rubber	3,450	98,015
Helen of Troy *	1,850	165,334
Home Depot	4,725	594,216
JC Penney *	8,600	62,436
Macy’s	3,300	133,353
Mohawk Industries *	875	145,609
Netflix *	1,175	107,912
O’Reilly Automotive *	1,050	273,945
Pool	2,450	207,025
ServiceMaster Global Holdings *	3,925	165,674
Target	2,900	210,018
Walt Disney	5,000	479,100

		4,215,136

CONSUMER STAPLES — 11.6%
Colgate-Palmolive	4,675	315,703
CVS Health	3,950	381,531
Dr Pepper Snapple Group	3,550	333,132
General Mills	3,900	220,389
Hershey	1,750	154,193
Hormel Foods	3,450	277,414
Ingredion	2,000	201,440
Kroger	9,875	383,248
Spectrum Brands Holdings	1,900	180,576

		2,447,626

ENERGY — 1.0%
Tesoro	1,275	111,244
World Fuel Services	2,600	101,270

		212,514

FINANCIALS — 2.0%
CBRE Group, Cl A *	6,775	189,497
E*TRADE Financial *	3,675	86,583
Morgan Stanley	5,300	137,164

		413,244

HEALTH CARE — 19.3%
AmerisourceBergen, Cl A	2,400	214,944
Amgen	3,250	496,372
Baxalta	6,175	247,062
Cardinal Health	2,925	238,007
Celgene *	3,950	396,264
Cigna	1,925	257,180
Express Scripts Holding *	3,450	247,952

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
Gilead Sciences	4,525	$375,575
ICON *	3,375	222,986
Incyte *	875	61,740
Jazz Pharmaceuticals *	1,625	209,203
McKesson	1,250	201,225
Molina Healthcare *	2,575	141,393
Regeneron Pharmaceuticals *	450	189,041
United Therapeutics *	1,350	166,293
UnitedHealth Group	3,600	414,576

		4,079,813

INDUSTRIALS — 4.9%
Caterpillar	2,725	169,604
Deere	2,600	200,225
Eaton	3,200	161,632
JetBlue Airways *	7,925	168,882
PACCAR	3,450	169,292
Stanley Black & Decker	1,650	155,661

		1,025,296

INFORMATION TECHNOLOGY — 35.0%
Alphabet, Cl A *	1,625	1,237,193
Apple	12,025	1,170,514
Broadcom, Cl A	2,725	148,976
Broadridge Financial Solutions	3,850	206,206
Cadence Design Systems *	6,425	125,673
Check Point Software Technologies *	2,125	167,471
Citrix Systems *	1,550	109,213
Cognizant Technology Solutions, Cl A *	3,350	212,089
Convergys	6,725	164,359
CoreLogic *	4,350	155,295
eBay *	7,950	186,507
Electronic Arts *	3,975	256,566
Euronet Worldwide *	2,050	163,529
Facebook, Cl A *	6,500	729,365
Fiserv *	2,400	226,943
j2 Global	1,875	135,956
MasterCard, Cl A	6,075	540,856
Maxim Integrated Products	4,700	156,980
Microsoft	14,575	802,937
QUALCOMM	2,875	130,353
Vantiv, Cl A *	3,550	167,028
Visa, Cl A	2,575	191,812

		7,385,821

MATERIALS — 1.4%
CF Industries Holdings	3,425	102,750

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP GROWTH FUND
JANUARY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
MATERIALS — continued
LyondellBasell Industries, Cl A	2,525	$196,874

		299,624

Total Common Stock (Cost $20,643,573)		20,079,074

RIGHTS — –%
	Number Of Rights
Dyax, Expires 12/31/19*	4,700	—

(Cost $–)		—

Total Investments — 95.2% (Cost $20,643,573)@		$20,079,074

Percentages based on Net Assets of $21,101,582

*	Non-income producing security.

†	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

Cl — Class

As of January 31, 2016, all of the Fund’s investments in common stock were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles. The Fund’s investments in rights were considered Level 3, and the total value of such securities was $0, which represented 0.0% of net assets.

For the period ended January 31, 2016, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities.

@ At January 31, 2016, the tax basis cost of the Fund’s investments was $20,643,573, and the unrealized appreciation and depreciation were $1,317,187 and $(1,881,686), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

KOC-QH-003-0200

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP VALUE FUND
JANUARY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.9%†
	Shares	Value
CONSUMER DISCRETIONARY — 8.6%
Best Buy	7,664	$214,056
Carnival	4,261	205,082
Darden Restaurants	4,755	299,849
DR Horton	9,636	265,086
General Motors	13,368	396,228
Sinclair Broadcast Group, Cl A	7,450	245,850
Walt Disney	1,540	147,563

		1,773,714

CONSUMER STAPLES — 8.7%
Altria Group	7,989	488,208
Colgate-Palmolive	5,708	385,461
Dr Pepper Snapple Group	4,762	446,866
Procter & Gamble	5,753	469,963

		1,790,498

ENERGY — 10.4%
ConocoPhillips	4,153	162,299
Exxon Mobil	10,965	853,626
Frank’s International	5,901	86,332
Occidental Petroleum	2,148	147,847
Schlumberger	4,499	325,142
Tesoro	2,409	210,185
Valero Energy	5,326	361,476

		2,146,907

FINANCIALS — 28.2%
Apartment Investment & Management, Cl A ‡	5,491	214,973
Bank of America	39,410	557,257
Bank of New York Mellon	9,864	357,274
Capital One Financial	2,862	187,804
Citizens Financial Group	4,868	103,445
CubeSmart ‡	3,914	122,469
DuPont Fabros Technology ‡	4,995	165,684
Endurance Specialty Holdings	5,826	360,804
Equity Residential ‡	3,379	260,487
Goldman Sachs Group	2,556	412,947
Hartford Financial Services Group	6,539	262,737
JPMorgan Chase	11,056	657,833
KeyCorp	19,800	220,968
PNC Financial Services Group	2,981	258,304
Prudential Financial	6,124	429,170
Simon Property Group ‡	1,033	192,427
Sun Communities ‡	2,856	190,181
SunTrust Banks	6,493	237,514
Wells Fargo	12,855	645,707

		5,837,985

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — 12.3%
Amgen	2,709	$413,746
Cardinal Health	4,517	367,548
Gilead Sciences	3,566	295,978
ICON *	6,843	452,117
PAREXEL International *	6,228	398,343
Select Medical Holdings	9,864	94,004
UnitedHealth Group	4,634	533,651

		2,555,387

INDUSTRIALS — 5.7%
ADT	9,227	272,934
Alaska Air Group	2,740	192,896
Cintas	2,856	245,388
Delta Air Lines	4,729	209,447
Snap-on	1,637	264,474

		1,185,139

INFORMATION TECHNOLOGY — 13.3%
Accenture, Cl A	2,279	240,526
Apple	945	91,986
Booz Allen Hamilton Holding, Cl A	13,325	376,965
Broadridge Financial Solutions	4,995	267,532
Cisco Systems	9,512	226,290
Intel	17,041	528,612
Lam Research	2,739	196,633
Maxim Integrated Products	2,363	78,924
Microsoft	10,652	586,818
Open Text	3,445	168,323

		2,762,609

MATERIALS — 1.2%
LyondellBasell Industries, Cl A	3,068	239,212

TELECOMMUNICATION SERVICES — 2.8%
AT&T	15,887	572,885

UTILITIES — 5.7%
CMS Energy	9,394	365,239
Edison International	5,463	337,613
PPL	8,799	308,493
UGI	4,995	169,830

		1,181,175

Total Common Stock (Cost $20,855,685)		20,045,511

Total Investments — 96.9% (Cost $20,855,685)@		$20,045,511

Percentages based on Net Assets of $20,689,102.

*	Non-income producing security.

‡	Real Estate Investment Trust.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP VALUE FUND
JANUARY 31, 2016 (Unaudited)

†	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

Cl — Class

As of January 31, 2016, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2016, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities.

@ At January 31, 2016, the tax basis cost of the Fund’s investments was $20,855,685, and the unrealized appreciation and depreciation were $535,512 and $(1,345,686), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

KOC-QH-004-0200

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
SMALL CAP EQUITY FUND
JANUARY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.6%
	Shares	Value
CONSUMER DISCRETIONARY — 14.6%
American Axle & Manufacturing Holdings *	14,148	$181,377
Caleres	4,720	126,874
Citi Trends	12,915	266,824
Crown Media Holdings, Cl A *	46,820	210,222
Entravision Communications, Cl A	20,014	149,304
G-III Apparel Group *	6,025	297,394
Helen of Troy *	2,960	264,535
Jack in the Box	3,977	308,774
JC Penney *	25,930	188,252
Kirkland’s	4,702	55,625
Marcus	12,650	239,591
Nautilus *	30,071	585,783
New Media Investment Group	14,890	257,895
Pool	4,290	362,505
Ruth’s Hospitality Group	18,470	300,138
Steven Madden *	7,400	238,946
Taylor Morrison Home, Cl A *	13,068	157,469
Tenneco *	5,855	223,720
Tile Shop Holdings *	21,000	317,309
WCI Communities *	24,098	504,612

		5,237,149

CONSUMER STAPLES — 2.9%
Central Garden & Pet, Cl A *	23,286	321,813
Ingles Markets, Cl A	10,170	390,121
John B Sanfilippo & Son	1,700	101,983
Natural Grocers by Vitamin Cottage *	12,985	233,860

		1,047,777

ENERGY — 1.6%
Alon USA Energy	13,290	167,188
Dril-Quip *	1,590	93,238
Rowan, Cl A	25,950	328,267

		588,693

FINANCIALS — 24.6%
American Equity Investment Life Holding	13,020	236,834
Banc of California	15,811	238,746
Banner	6,030	250,245
Beneficial Bancorp *	13,030	168,739
CenterState Banks	17,070	242,223
DCT Industrial Trust ‡	9,938	355,681
DuPont Fabros Technology ‡	11,540	382,782
Employers Holdings	11,860	295,432
Evercore Partners, Cl A	4,860	219,526

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
First Defiance Financial	5,000	$194,650
First Industrial Realty Trust ‡	12,830	264,170
GAIN Capital Holdings	19,850	138,156
Glacier Bancorp	12,000	283,080
Great Southern Bancorp	4,236	168,042
Hanmi Financial	10,400	225,680
Highwoods Properties ‡	5,620	237,670
International Bancshares	9,680	224,479
Investors Bancorp	46,115	539,085
Mack-Cali Realty ‡	12,390	257,588
MarketAxess Holdings	3,035	352,758
Monogram Residential Trust ‡	69,213	603,537
Northwest Bancshares	19,851	249,527
Ryman Hospitality Properties ‡	3,810	178,880
Selective Insurance Group	8,035	251,576
Southwest Bancorp	9,245	154,761
Stewart Information Services	7,410	262,759
STORE Capital ‡	14,810	367,140
Sun Communities ‡	4,980	331,618
Sunstone Hotel Investors ‡	643	7,638
TriCo Bancshares	8,884	226,631
Triumph Bancorp *	9,860	139,322
Urban Edge Properties ‡	14,410	350,163
Washington Federal	11,750	250,862
WSFS Financial	6,365	184,967

		8,834,947

HEALTH CARE — 16.7%
Allscripts Healthcare Solutions *	20,160	277,805
Cambrex *	7,525	260,666
Dynavax Technologies *	6,720	161,885
Emergent BioSolutions *	7,000	256,200
FibroGen *	7,960	161,429
HealthSouth	12,490	447,017
Horizon Pharma *	8,430	147,525
Impax Laboratories *	6,440	241,307
INC Research Holdings, Cl A *	12,910	543,899
LHC Group *	5,630	213,490
Merit Medical Systems *	27,045	447,595
MiMedx Group *	22,300	185,536
Molina Healthcare *	3,990	219,091
Natus Medical *	6,930	244,490
Omnicell *	8,265	231,337
PAREXEL International *	6,115	391,115
PharMerica *	8,935	265,280
Prestige Brands Holdings *	11,645	543,588
Providence Service *	4,545	201,798
Repligen *	5,640	124,926

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
SMALL CAP EQUITY FUND
JANUARY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
Retrophin *	9,340	$139,820
Rigel Pharmaceuticals *	54,320	149,380
Vanda Pharmaceuticals *	19,555	166,804

		6,021,983

INDUSTRIALS — 10.1%
Aircastle	22,826	391,923
Allegiant Travel, Cl A	1,340	215,029
Deluxe	5,020	280,618
EMCOR Group	7,688	351,342
General Cable	16,445	192,735
Griffon	35,750	542,685
Hawaiian Holdings *	5,961	209,887
MRC Global *	18,329	184,206
Multi-Color	4,760	300,023
Timken	19,260	511,353
TrueBlue *	12,280	280,475
Virgin America *	5,355	165,202

		3,625,478

INFORMATION TECHNOLOGY — 18.0%
ACI Worldwide *	11,065	198,064
Aspen Technology *	9,385	304,449
AVG Technologies *	13,550	255,689
Calix *	24,320	186,778
Cardtronics *	9,540	293,927
Ciena *	22,593	401,477
Cirrus Logic *	9,630	334,354
Convergys	12,740	311,366
CoreLogic *	7,850	280,245
ePlus *	3,360	318,226
Fleetmatics Group *	7,165	311,032
GSI Group *	18,380	227,177
InvenSense, Cl A *	9,540	78,323
Ixia *	21,359	204,406
j2 Global	9,100	659,841
Luxoft Holding, Cl A *	4,435	332,980
Manhattan Associates *	6,480	373,571
Qualys *	9,515	247,295
Rudolph Technologies *	35,610	456,164
Science Applications International	6,060	258,277
VASCO Data Security International *	12,070	187,085
Web.com Group *	13,730	258,536

		6,479,262

MATERIALS — 3.3%
Cabot	5,800	233,972
Domtar	4,735	152,704
Koppers Holdings	12,115	205,107

COMMON STOCK — continued
	Shares	Value
MATERIALS — continued
Materion	7,110	$174,124
Neenah Paper	3,422	206,825
PolyOne	8,180	221,351

		1,194,083

UTILITIES — 3.8%
Black Hills	4,370	215,354
ONE Gas	7,575	428,442
PNM Resources	12,570	394,824
Southwest Gas	5,839	343,508

		1,382,128

Total Common Stock (Cost $37,386,557)		34,403,862

RIGHTS — –%
	Number Of Rights
Dyax, Expires 12/31/19*	5,615	—

(Cost $–)		—

Total Investments — 95.6% (Cost $37,386,557)@		$34,411,500

Percentages based on Net Assets of $35,971,807.

*	Non-income producing security.

‡	Real Estate Investment Trust.

Cl — Class

As of January 31, 2016, all of the Fund’s investments in common stock were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles. The Fund’s investments in rights were considered Level 3, and the total value of such securities was $0, which represented 0.0% of net assets.

For the period ended January 31, 2016, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities.

@ At January 31, 2016, the tax basis cost of the Fund’s investments was $37,386,557, and the unrealized appreciation and depreciation were $1,327,525 and $(4,302,582), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

KOC-QH-005-0200

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
INTERNATIONAL EQUITY FUND
JANUARY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.7%
	Shares	Value
AUSTRALIA — 6.5%
Caltex Australia	16,400	$438,685
Harvey Norman Holdings	170,000	544,560
Macquarie Group	13,500	696,564
Woodside Petroleum	31,000	626,142

		2,305,951

AUSTRIA — 1.5%
OMV	21,000	543,893

BELGIUM — 2.6%
Delhaize Group ADR	35,100	916,812

BRAZIL — 2.3%
Banco do Brasil	78,000	270,089
JBS	120,000	324,016
Vale ADR, Cl B	83,800	205,310

		799,415

CANADA — 4.7%
Alimentation Couche-Tard, Cl B	15,800	687,761
Canadian Imperial Bank of Commerce	10,000	651,296
WestJet Airlines	25,000	338,532

		1,677,589

CHINA — 1.1%
CNOOC ADR	3,700	375,809

DENMARK — 6.1%
Danske Bank	26,100	700,304
Pandora	6,000	799,686
Vestas Wind Systems	10,000	651,648

		2,151,638

FINLAND — 1.6%
UPM-Kymmene	35,700	578,863

FRANCE — 10.2%
AXA	24,800	614,727
BNP Paribas	11,800	561,138
Bouygues	15,000	586,523
Christian Dior	3,700	625,824
Ipsen	12,100	697,917
Veolia Environnement	21,500	518,188

		3,604,317

GERMANY — 5.3%
Allianz	5,100	825,092
Infineon Technologies	31,000	414,826
METRO	22,500	636,384

		1,876,302

COMMON STOCK — continued
	Shares	Value
HONG KONG — 6.8%
China Construction Bank	881,500	$544,426
CK Hutchison Holdings	43,297	544,896
Hang Seng Bank	33,900	564,146
Tencent Holdings	23,400	443,232
Wharf Holdings	70,900	331,288

		2,427,988

INDIA — 2.7%
ICICI Bank ADR	55,300	367,745
Tata Motors ADR *	24,000	599,520

		967,265

ISRAEL — 3.1%
Bank Leumi Le-Israel *	110,000	361,484
NICE-Systems	12,200	727,408

		1,088,892

JAPAN — 20.6%
Canon	12,600	351,132
Central Japan Railway	2,100	390,060
FANUC	3,000	398,582
Honda Motor	18,400	516,939
ITOCHU	55,100	648,975
Kirin Holdings	38,100	540,705
Kobe Steel	471,000	457,143
Mizuho Financial Group	392,000	677,311
Nexon	29,000	472,291
Nippon Telegraph & Telephone	20,000	843,289
Otsuka Holdings	27,000	910,104
Sumitomo	40,200	400,946
Tokio Marine Holdings	19,500	698,362

		7,305,839

SINGAPORE — 2.3%
United Overseas Bank	24,200	311,243
Wilmar International	252,300	509,252

		820,495

SOUTH KOREA — 4.2%
Korea Electric Power ADR	29,000	632,200
LG Display ADR	37,000	334,850
Shinhan Financial Group ADR	16,100	514,234

		1,481,284

SPAIN — 1.8%
Almirall	23,000	442,087
Repsol	20,588	212,409

		654,496

SWEDEN — 2.2%
Svenska Cellulosa SCA, Cl B	26,000	769,506

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
INTERNATIONAL EQUITY FUND
JANUARY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SWITZERLAND — 1.5%
Actelion	4,000	$526,727

UNITED KINGDOM — 11.6%
Anglo American	32,800	131,240
BT Group, Cl A	130,300	904,980
Experian	22,000	374,521
ITV	183,300	700,833
Marks & Spencer Group	80,000	488,230
Sage Group	100,800	893,573
Shire	10,800	607,684

		4,101,061

Total Common Stock (Cost $39,677,767)		34,974,142

Total Investments — 98.7% (Cost $39,677,767)@		$34,974,142

Percentages are based on Net Assets of $35,427,882.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of inputs used as of January 31, 2016 in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$2,305,951	$—	$2,305,951
Austria	—	543,893	—	543,893
Belgium	916,812	—	—	916,812
Brazil	799,415	—	—	799,415
Canada	1,677,589	—	—	1,677,589
China	375,809	—	—	375,809
Denmark	—	2,151,638	—	2,151,638
Finland	—	578,863	—	578,863
France	—	3,604,317	—	3,604,317
Germany	—	1,876,302	—	1,876,302
Hong Kong	—	2,427,988	—	2,427,988
India	967,265	—	—	967,265
Israel	—	1,088,892	—	1,088,892
Japan	—	7,305,839	—	7,305,839
Singapore	—	820,495	—	820,495
South Korea	1,481,284	—	—	1,481,284
Spain	—	654,496	—	654,496
Sweden	—	769,506	—	769,506
Switzerland	—	526,727	—	526,727
United Kingdom	—	4,101,061	—	4,101,061
Total Common Stock	6,218,174	28,755,968	—	34,974,142
Total Investments in Securities	$6,218,174	$28,755,968	$—	$34,974,142

Changes in the classifications between Levels 1 and 2 occurred throughout the period when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. As of January 31, 2016, securities with a total value $28,755,968 were classified as Level 2 due to the application of the fair value provided by MarkIt. There were no other significant transfers between Level 1, Level 2 and/or Level 3 assets for the period ended January 31, 2016. All transfers, if any, were considered to have occurred as of the end of the period.

@ At January 31, 2016, the tax basis cost of the Fund’s investments was $39,677,767, and the unrealized appreciation and depreciation were $1,406,896 and $(6,110,521), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

KOC-QH-006-0200

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2016